Schedule of fair value measurement (Details) - USD ($)	Nov. 30, 2022	Aug. 31, 2022	Nov. 30, 2021	Aug. 31, 2021
IfrsStatementLineItems [Line Items]
Cash	$ 6,851,735	$ 8,601,706	$ 9,678,803	$ 15,305,996
Restricted cash	47,455	47,455
Accounts and other receivables	9,431,647	8,404,009
Government remittances	881,445	874,334
Publisher advance	739,572	1,490,648
Promissory notes receivable		576,528
Financial assets	39,805,221	42,694,808
Accounts payable	14,158,792	12,772,375
Accrued liabilities	3,216,295	3,756,758
Players liability account	47,455	47,455
Promissory notes payable	784,407	771,762
Warrant liability	21,194	49,894
Convertible debt	6,778,288	7,250,603
Financial liabilities	27,846,920	26,808,217
FVTPL Mandatorily Measured [member]
IfrsStatementLineItems [Line Items]
Cash
Restricted cash
Accounts and other receivables
Government remittances
Publisher advance	739,572	1,490,648
Promissory notes receivable		576,528
Investment at FVTPL	2,629,851	2,629,851
Financial assets	3,369,423	4,697,027
Accounts payable
Accrued liabilities
Players liability account
Promissory notes payable
Warrant liability	21,194	49,894
Convertible debt
Financial liabilities	21,194	49,894
Amortized Cost [member]
IfrsStatementLineItems [Line Items]
Cash	6,851,735	8,601,706
Restricted cash	47,455	47,455
Accounts and other receivables	9,431,647	8,404,009
Government remittances	881,445	874,334
Publisher advance
Promissory notes receivable
Investment at FVTPL
Financial assets	17,212,282	17,927,504
Accounts payable	14,158,792	12,772,375
Accrued liabilities	3,216,295	3,756,758
Players liability account	47,455	47,455
Promissory notes payable	784,407	771,762
Warrant liability
Convertible debt
Financial liabilities	18,206,949	17,348,350
FVTPL Designated [member]
IfrsStatementLineItems [Line Items]
Accounts payable
Accrued liabilities
Players liability account
Promissory notes payable
Warrant liability
Convertible debt	6,778,288	7,250,603
Financial liabilities	$ 6,778,288	$ 7,250,603